Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Summary of Key Management Personnel Remuneration

KEY MANAGEMENT PERSONNEL REMUNERATION	2021 £m	2020 £m	2019 £m
Salaries, other short-term employee benefits and non-executive fees	7	6	7
Post-employment benefits	1	1	1
Share based remuneration*	8	1	7
Total	16	8	15

Summary of Executive Directors Remuneration

EXECUTIVE DIRECTORS		Salary £’000	Benefits £’000	Annual incentive £’000	Share based remuneration* £’000	Pension* £’000	Total £’000
Total Executive Directors	2021	2,085	97	3,604	7,953	774	14,514
	2020	2,034	99	2,623	595	687	6,038
	2019	1,984	101	3,038	7,343	725	13,191

Summary of Non-Executive Directors Remuneration

NON-EXECUTIVE DIRECTORS	2021 £’000	2020 £’000	2019 £’000
Fees and benefits	1,055	1,558	1,569